Merger and Reverse Recapitalization - Merger and Reverse Recapitalization (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Business Acquisition [Line Items]
Cash - BurTech trust and cash, net of redemptions	$ 37,259
Less: Non-redemption escrow	(33,061)
Cash - PIPE	15,295
Less: transaction costs and advisory paid by BurTech	(3,619)
Net cash proceeds from Merger	15,874
Earnout share liabilities	(126,025)
Non-cash net liabilities assumed from BurTech	(16,013)
Total Merger and PIPE financing	$ (126,164)